Reclamation and closure cost obligations (Tables)	12 Months Ended
Dec. 31, 2021
RECLAMATION AND CLOSURE COST OBLIGATIONS
Schedule of reclamation and closure cost obligations
Changes to the reclamation and closure cost obligations are as follows:

(in millions of U.S. dollars)	Rainy River	New Afton	Cerro San Pedro	Blackwater(1)	Total
CHANGES TO RECLAMATION AND CLOSURE COST OBLIGATIONS
Balance – December 31, 2019	67.0	18.0	12.6	9.4	107.0
Reclamation expenditures	(1.2)	—	(5.6)	—	(6.8)
Unwinding of discount	1.0	0.2	0.4	0.1	1.7
Revisions to expected cash flows	12.9	15.1	(3.4)	0.8	25.4
Foreign exchange movement	1.7	0.9	(0.4)	(0.4)	1.8
Liabilities sold	—	—	—	(9.9)	(9.9)
Balance – December 31, 2020	81.4	34.2	3.6	—	119.2
Less: current portion of closure costs (Note 7)	(2.5)	—	(3.2)	—	(5.7)
Non-current portion of closure costs	78.9	34.2	0.4	—	113.5
Balance – December 31, 2020	81.4	34.2	3.6	—	119.2
Reclamation expenditures	(3.6)	—	(6.2)	—	(9.8)
Unwinding of discount	1.6	0.6	—	—	2.2
Revisions to expected cash flows	30.0	14.2	4.2	—	48.4
Foreign exchange movement	—	0.3	(0.1)	—	0.2
Balance – December 31, 2021	109.4	49.3	1.5	—	160.2
Less: current portion of closure costs (Note 7)	(4.2)	—	(1.4)	—	(5.6)
Non-current portion of closure costs	105.2	49.3	0.1	—	154.6
1.The Blackwater project was sold in 2020.